Kathleen M. Macpeak

1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

March 22, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Nasdaq 100 Dynamic Overwrite Fund (File Nos. 333- and 811-22971): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen Nasdaq 100 Dynamic Overwrite Fund (the “Fund”), we are filing the Fund’s registration statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”). This filing is an initial Registration Statement under the 1933 Act and is being made for the purpose of registering additional Common Shares for an offering under Rule 415 under the 1933 Act and under the 1940 Act.

Pursuant to an order under Section 6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, In the Matter of Nuveen Real Estate Income Fund and Nuveen Fund Advisors, LLC, Investment Company Act Release Nos. 30883 (Jan. 16, 2014) (Notice) and 30913 (Feb. 11, 2014) (the “Order”), the Fund may make periodic distributions of long-term capital gains with respect to its Common Shares as frequently as twelve times each year, and as frequently as distributions are specified by or determined in accordance with the terms of any outstanding shares of preferred stock as the Fund may issue, subject to the conditions of the Order.

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak

Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001